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                             Mercantile Funds, Inc.

                             Prime Money Market Fund
                          Government Money Market Fund
                          Tax-Exempt Money Market Fund
                           Limited Maturity Bond Fund
                             Total Return Bond Fund
                          Maryland Tax-Exempt Bond Fund
                        Intermediate Tax-Exempt Bond Fund
                          National Tax-Exempt Bond Fund
                              Growth & Income Fund
                               Equity Income Fund
                               Equity Growth Fund
                           Capital Opportunities Fund
                            International Equity Fund
                          Diversified Real Estate Fund

                           (collectively, the "Funds")

                        Supplement dated November 6, 2003
                   to the Class A, Class B and Class C Shares
                       Prospectus dated September 30, 2003

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.


     A. Effective January 12, 2004 the name for the Intermediate Tax-Exempt Bond Fund will be changed to the Tax-Exempt Limited Maturity Bond Fund.

     B. Effective January 12, 2004, the third paragraph of the sub-section entitled "Principal Investment Strategies" under the section entitled "Intermediate Tax-Exempt Bond Fund" on page 25 of the Prospectus is revised to read as follows:

               Although the Fund has the flexibility to invest in municipal obligations with short, medium or long maturities, the Advisor expects that under normal market and economic conditions the Fund will invest primarily in obligations with short and medium maturities and will have an average weighted maturity of one to five years.

     C. On page 66 of the Prospectus, the third paragraph of the sub-section entitled "Business Hours" under the section entitled "How to Buy Fund Shares" is revised to read as follows:

               The Company and the Exchange currently observe the following holidays: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the Money Market Funds also currently observe Columbus Day and Veterans Day holidays.

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                             Mercantile Funds, Inc.

                             Prime Money Market Fund
                          Government Money Market Fund
                          Tax-Exempt Money Market Fund
                           Limited Maturity Bond Fund
                             Total Return Bond Fund
                          Maryland Tax-Exempt Bond Fund
                        Intermediate Tax-Exempt Bond Fund
                          National Tax-Exempt Bond Fund
                              Growth & Income Fund
                               Equity Income Fund
                               Equity Growth Fund
                           Capital Opportunities Fund
                            International Equity Fund
                          Diversified Real Estate Fund

                           (collectively, the "Funds")

                        Supplement dated November 6, 2003
                           to the Institutional Shares
                       Prospectus dated September 30, 2003

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.


     A. Effective January 12, 2004 the name for the Intermediate Tax-Exempt Bond Fund will be changed to the Tax-Exempt Limited Maturity Bond Fund.

     B. Effective January 12, 2004, the third paragraph of the sub-section entitled "Principal Investment Strategies" under the section entitled "Intermediate Tax-Exempt Bond Fund" on page 17 of the Prospectus is revised to read as follows:

               Although the Fund has the flexibility to invest in municipal obligations with short, medium or long maturities, the Advisor expects that under normal market and economic conditions the Fund will invest primarily in obligations with short and medium maturities and will have an average weighted maturity of one to five years.

     C. On page 44 of the Prospectus, the third paragraph of the sub-section entitled "Business Hours" under the section entitled "How to Buy Institutional Shares" is revised to read as follows:

               The Company and the Exchange currently observe the following holidays: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the Money Market Funds also currently observe Columbus Day and Veterans Day holidays.

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                             Mercantile Funds, Inc.

                        Supplement dated November 6, 2003
            to the Class A, Class B, Class C and Institutional Shares
                       Statement of Additional Information
                            dated September 30, 2003

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"). IT SHOULD BE READ IN CONJUNCTION WITH SUCH SAI.

A. The first sentence in the second paragraph to the section entitled "International Equity Fund" on page 6 of the SAI under the section entitled "Investment Objectives, Policies and Risks" is revised to read as follows:

           Currently, the Fund is authorized to invest in the securities of issuers located in Argentina, Australia, Austria, Belgium, Brazil, Bulgaria, Canada, Chile, China, Colombia, the Czech Republic, Denmark, Egypt, Estonia, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Jordan, Korea, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Pakistan, Peru, the Philippines, Poland, Portugal, Romania, Russia, Singapore, Slovak Republic, Slovenia, Spain, South Africa, Sri Lanka, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom, Venezuela and Zimbabwe.

B. The following sentence should be inserted as the second sentence in the first paragraph to the section entitled "Government Obligations and Money Market Instruments" on page 15 of the SAI under the section entitled "Investment Objectives, Policies and Risks":

     The International Equity Fund may invest in U.S. Treasury bonds, notes and bills.